Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Net sales	$ 1,728.2	$ 1,656.9	$ 1,493.8
Cost of goods sold	(1,096.0)	(1,078.1)	(987.4)
Gross profit	632.2	578.8	506.4
Selling, general and administrative expenses	(254.2)	(245.5)	(224.4)
Research and development expenses	(29.5)	(31.7)	(33.1)
Asbestos adjustments	5.5	33.4	(195.8)
Operating income	354.0	335.0	53.1
Interest expense, net of capitalized interest	(26.6)	(9.8)	(4.5)
Interest income	1.0	2.3	3.4
Other income (expense)	2.1	(4.9)	2.6
Income before income taxes	330.5	322.6	54.6
Income tax (expense) benefit	(86.1)	(31.3)	44.9
Net income	$ 244.4	$ 291.3	$ 99.5
Income per share - basic:
Basic	$ 0.55	$ 0.65	$ 0.22
Diluted	$ 0.55	$ 0.65	$ 0.22
Weighted average common shares outstanding (Millions):
Basic	445.3	445.0	442.6
Diluted	447.2	446.4	444.6
Comprehensive income, net of tax:
Net income	$ 244.4	$ 291.3	$ 99.5
Pension and post-retirement benefit adjustments	0.3
Cash flow hedges		(0.6)	0.9
Currency translation adjustments	0.9	(32.9)	(15.2)
Comprehensive income:	$ 245.6	$ 257.8	$ 85.2